Equity - Summary of Information about Allotted and Fully Paid Share Capital (Detail) - GBP (£) £ in Millions, shares in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Number of shares issued [abstract]
Number of shares	2,695	2,754	2,754
Nominal value	£ 780	£ 797	£ 797